Condensed Consolidated Statements of Shareholders' Deficit - USD ($) $ in Thousands	Total	Ordinary Shares	Ordinary Shares and Additional Paid-in Capital	Accumulated Deficit
Beginning balance (in shares) at Dec. 31, 2018		29,215,692
Beginning balance at Dec. 31, 2018	$ 23,906		$ 125,662	$ (101,756)
Increase (Decrease) in Stockholders' Equity
Net loss	$ (50,850)			(50,850)
Exercise of stock options (in shares)	24,750	24,750
Exercise of stock options	$ 33		33
Exercise of warrants (in shares)		2,757
Exercise of warrants	19		19
Issuance of warrants	2,878		2,878
Stock-based compensation	6,229		6,229
Non-cash warrants issued as dividends	(1,838)		(1,838)
Extinguishment of 2019 Convertible Loan Note	18,244		18,244
Ordinary share issuance for acquisition of in-process research and development (Shares)		4,093,916
Ordinary share issuance for acquisition of in-process research and development (Value)	37,638		37,638
Ending balance (in shares) at Dec. 31, 2019		33,337,115
Ending balance at Dec. 31, 2019	36,259		188,865	(152,606)
Increase (Decrease) in Stockholders' Equity
Net loss	(16,426)			(16,426)
Exercise of stock options (in shares)		3,730
Exercise of stock options	20		20
Exercise of warrants (in shares)		5,523
Exercise of warrants	7		7
Stock-based compensation	1,644		1,644
Ordinary share issuance, net of issuance costs (in shares)		147,432
Ordinary share issuance, net of issuance costs	2,087		2,087
Ending balance (in shares) at Mar. 31, 2020		33,493,800
Ending balance at Mar. 31, 2020	23,591		192,623	(169,032)
Beginning balance (in shares) at Dec. 31, 2019		33,337,115
Beginning balance at Dec. 31, 2019	36,259		188,865	(152,606)
Increase (Decrease) in Stockholders' Equity
Net loss	(26,429)
Ending balance (in shares) at Jun. 30, 2020		33,493,800
Ending balance at Jun. 30, 2020	16,007		195,042	(179,035)
Beginning balance (in shares) at Dec. 31, 2019		33,337,115
Beginning balance at Dec. 31, 2019	36,259		188,865	(152,606)
Increase (Decrease) in Stockholders' Equity
Net loss	$ (80,277)			(80,277)
Exercise of stock options (in shares)	7,813	7,813
Exercise of stock options	$ 42		42
Exercise of warrants (in shares)		5,523
Exercise of warrants	7		7
Issuance of warrants	360		360
Stock-based compensation	8,043		8,043
Non-cash warrants issued as dividends	0
Ordinary share issuance, net of issuance costs (in shares)		147,432
Ordinary share issuance, net of issuance costs	1,961		1,961
Ordinary share issuance for acquisition of in-process research and development (Shares)		139,879
Ordinary share issuance for acquisition of in-process research and development (Value)	2,298		2,298
Ending balance (in shares) at Dec. 31, 2020		33,637,762
Ending balance at Dec. 31, 2020	(31,307)		201,576	(232,883)
Beginning balance (in shares) at Mar. 31, 2020		33,493,800
Beginning balance at Mar. 31, 2020	23,591		192,623	(169,032)
Increase (Decrease) in Stockholders' Equity
Net loss	(10,003)			(10,003)
Stock-based compensation	2,545		2,545
Ordinary share issuance, net of issuance costs	(126)		(126)
Ending balance (in shares) at Jun. 30, 2020		33,493,800
Ending balance at Jun. 30, 2020	16,007		195,042	(179,035)
Beginning balance (in shares) at Dec. 31, 2020		33,637,762
Beginning balance at Dec. 31, 2020	(31,307)		201,576	(232,883)
Increase (Decrease) in Stockholders' Equity
Net loss	(64,777)			(64,777)
Exercise of stock options (in shares)		87,244
Exercise of stock options	137		137
Exercise of warrants (in shares)		23,278
Issuance of warrants	263		263
Stock-based compensation	1,725		1,725
Ending balance (in shares) at Mar. 31, 2021		33,748,284
Ending balance at Mar. 31, 2021	(93,959)		203,701	(297,660)
Beginning balance (in shares) at Dec. 31, 2020		33,637,762
Beginning balance at Dec. 31, 2020	(31,307)		201,576	(232,883)
Increase (Decrease) in Stockholders' Equity
Net loss	$ (95,334)
Exercise of stock options (in shares)	164,580
Ending balance (in shares) at Jun. 30, 2021		33,825,620
Ending balance at Jun. 30, 2021	$ (122,394)		205,823	(328,217)
Beginning balance (in shares) at Mar. 31, 2021		33,748,284
Beginning balance at Mar. 31, 2021	(93,959)		203,701	(297,660)
Increase (Decrease) in Stockholders' Equity
Net loss	(30,557)			(30,557)
Exercise of stock options (in shares)		77,336
Exercise of stock options	146		146
Stock-based compensation	1,976		1,976
Ending balance (in shares) at Jun. 30, 2021		33,825,620
Ending balance at Jun. 30, 2021	$ (122,394)		$ 205,823	$ (328,217)